Property, equipment and software, net (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Office building CNY	Dec. 31, 2012 Office building CNY	Dec. 31, 2013 Office furniture CNY	Dec. 31, 2012 Office furniture CNY	Dec. 31, 2013 Computers & office equipment CNY	Dec. 31, 2012 Computers & office equipment CNY	Dec. 31, 2013 Game servers CNY	Dec. 31, 2012 Game servers CNY	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2013 Office improvement CNY	Dec. 31, 2012 Office improvement CNY	Dec. 31, 2013 Leasehold improvement CNY	Dec. 31, 2012 Leasehold improvement CNY	Dec. 31, 2013 Software CNY	Dec. 31, 2012 Software CNY
Property, equipment and software, net
Total		1,837,403,107	1,575,601,987	1,027,317,759	935,256,692	16,622,238	16,437,212	140,989,743	127,977,849	363,826,724	239,477,774	12,218,937	10,741,240	138,031,593	121,803,397	75,646,121	68,731,096	62,749,992	55,176,727
Less: Accumulated depreciation		(483,662,595)	(369,116,568)
Net book value	$ 223,622,002	1,353,740,512	1,206,485,419